Due to Trust Account [Text Block] (Tables)	12 Months Ended
Mar. 31, 2016
Text Block [Abstract]
Summary of Due to Trust Account Transactions [Table Text Block]

	2015	2016
	(in millions, except percentages)
Amount outstanding at end of fiscal year	¥1,610,992	¥6,338,154
Weighted average interest rate on outstanding balance at end of fiscal year	0.05%	0.02%